CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue recognized	$ 2,800	$ 4,000	$ 2,700
Selling expenses recognized	$ 4,400	$ 800	$ 60